Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 536,049	$ 2,118,533	$ 12,990
Accounts receivable - oil and gas sales	836,007	436,830	7,588
Prepaid expenses	32,791	23,077
Total current assets	1,404,847	2,578,440	20,578
Deposits	25,000	25,000
Property and equipment, net	248,528
Prepaid drilling costs to Arabella Petroleum Company, LLC			219,495
Oil and gas properties, net, successful efforts method	25,245,697	13,249,367	1,516,236
Total assets	26,924,072	15,852,807	1,756,309
Current liabilities:
Accounts payable and accrued liabilities	327,590	84,691	20,000
Advance from affiliate	300,000
Accrued joint interest billings payable	13,931,353	3,734,405	42,238
Total current liabilities	14,558,943	3,819,096	62,238
Note payable to officer	3,007,170	3,007,170	1,242,696
Deferred taxes	112,468
Asset retirement obligation	21,801	21,171	2,963
Total liabilities	17,700,382	6,847,437	1,307,897
Commitments and contingencies
Shareholders' equity
Preferred shares, $0.001 par value, authorized 5,000,000 shares and none issued and outstanding
Ordinary shares, $0.001 par value, authorized 50,000,000 shares; issued and outstanding 4,829,826 at December 31, 2013, and March 31, 2014 and 3,125,000 at December 31, 2012	4,830	4,830	3,125
Additional paid-in-capital	8,488,970	8,488,970	125,436
Retained earnings	729,890	511,570	319,851
Total shareholders' equity	9,223,690	9,005,370	448,412
Total liabilities and shareholders' equity	$ 26,924,072	$ 15,852,807	$ 1,756,309